EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2019, 2018 and 2017:

		For the years ended December 31,
		2019	2018	2017
Profit attributable to owners of the Company	€ thousand	695,818	784,678	535,393
Weighted average number of common shares for basic earnings per common share	thousand	186,767	188,606	188,951
Basic earnings per common share		€3.73	4.16	2.83
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2019, 2018 and 2017:

		For the years ended December 31,
		2019	2018	2017
Profit attributable to owners of the Company	€ thousand	695,818	784,678	535,393
Weighted average number of common shares(1) for diluted earnings per common share	thousand	187,535	189,394	189,759
Diluted earnings per common share		€3.71	4.14	2.82